Provision for Pension Plan - Changes in Actuarial Obligations (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TCSPREV plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	R$ 196,000	R$ 457,000	R$ 551,000
Interest cost	78,222,000	64,927,000	62,214,000
Benefits paid	(61,605,000)	(54,979,000)
Participan's contributions	2,000
Merger plans	1,916,410,000
TCSPREV plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	625,266,000	572,477,000
Service cost	196,000	457,000
Interest cost	78,223,000	64,927,000
Benefits paid	(61,605,000)	(54,979,000)
Participan's contributions	2,000
Changes in actuarial assumptions	(12,212,000)	42,384,000
Merger plans	2,626,646,000
Projected benefit obligation at the end of the year	3,256,516,000	625,266,000	572,477,000
BrTPREV Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	74,000	102,000	138,000
Interest cost	218,104,000	260,650,000	249,319,000
Benefits paid	(177,215,000)	(205,879,000)
Participan's contributions	12,000
Merger plans	(1,916,410,000)
BrTPREV Plans | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	2,524,711,000	2,306,858,000
Service cost	74,000	102,000
Interest cost	218,104,000	260,650,000
Benefits paid	(177,215,000)	(205,879,000)
Participan's contributions	12,000
Changes in actuarial assumptions	60,942,000	162,980,000
Merger plans	(2,626,646,000)
Projected benefit obligation at the end of the year		2,524,711,000	2,306,858,000
TelemarPrev Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	1,870,000	1,545,000	2,042,000
Interest cost	362,887,000	397,842,000	350,701,000
Benefits paid	(272,271,000)	(263,493,000)
TelemarPrev Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	3,825,053,000	3,491,343,000
Service cost	1,870,000	1,545,000
Interest cost	362,886,000	397,842,000
Benefits paid	(272,271,000)	(263,493,000)
Changes in actuarial assumptions	247,746,000	197,816,000
Projected benefit obligation at the end of the year	4,165,284,000	3,825,053,000	3,491,343,000
PBS-Telemar Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	41,000	32,000	24,000
Interest cost	29,114,000	32,488	30,475,000
Benefits paid	(23,441,000)	(23,158,000)
Participan's contributions	34,000	41,000
PBS-Telemar Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	307,659,000	286,159,000
Service cost	41,000	33,000
Interest cost	29,113,000	32,488,000
Benefits paid	(23,441,000)	(23,158,000)
Participan's contributions	34,000	41,000
Changes in actuarial assumptions	14,723,000	12,096,000
Projected benefit obligation at the end of the year	328,129,000	307,659,000	286,159,000
PAMEC Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost			330,000
Benefits paid	(688,000)	(122,000)
PAMEC Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	3,300,000	3,276,000
Interest cost	317,000	378,000
Benefits paid	(688,000)	(122,000)
Changes in actuarial assumptions	1,468,000	(232,000)
Projected benefit obligation at the end of the year	R$ 4,397,000	R$ 3,300,000	R$ 3,276,000